Interbank Borrowings - Schedule of Interbank Borrowings from Financial Institutions by Maturity (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 4,918,423	$ 3,798,978
1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	1,724,265	942,140
Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	532,792	962,045
2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	2,604,282	8,764
3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	16,712	1,847,890
4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	29,271	15,675
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 11,101	$ 22,464